Income tax (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Income tax
Summary of income tax

	Period ended	Period ended
	31 March 2021	31 March 2020
	£	£
The tax charge/(credit) on the profit/(loss) on ordinary activities for the year was as follows:
Current tax	—	—
Deferred Tax
Unrelieved tax losses	—	481,153
Intangible asset timing differences		(190,333)
Income tax credit/(charge)	—	290,820

		Nine months
	Year ended	ended
	30 September	30 September
	2020	2019
	£	£
The tax (charge)/credit on the profit/(loss) on ordinary activities was as follows:
Current tax
Current tax credit – R&D	—	644,950
Deferred Tax (note 18)	445,723	(445,723)
Income tax credit	445,723	199,227

Summary of factors affecting tax charge/credit for the year

The tax assessed for the period is higher than (2020 — higher than) the standard rate of corporation tax in the United Kingdom of 19% (2020 — 19%). The differences are explained below:

	Period ended	Period ended
	31 March 2021	31 March 2020
	£	£
Loss from continuing operations	(4,408,580)	(658,756)
Tax credit at the applicable rate of 19% (2020 – 19%)	(837,630)	(125,164)
Tax effect of expenses that are not deductible in determining profit
Disallowable expenditure	13,034	9,056
Unrelieved tax losses	—	481,153
Intangible asset timing differences	—	(190,333)
Unutilised tax losses on which deferred tax is not recognised	824,596	116,108
Total tax credit	—	290,820

	2020	2019
	£	£
(Loss) / Profit from continuing operations	(891,277)	615,501
Tax at the applicable rate of 19% (2019 – 19%)	(169,343)	116,945
Tax effect of amounts that are not deductible/taxable in determining taxable profit or loss
Disallowable expenditure	18,826	47,210
Fixed asset timing differences	(668,272)	(556,138)
Unutilised losses	1,113,995	110,415
Tax losses surrendered for R&D credit	—	(164,155)
Unutilised tax losses on which deferred tax is not recognised	150,517	—
R&D tax credit	—	644,950
Total tax credit	445,723	199,227